UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2011

Date of reporting period:	January 1, 2011 — June 30, 2011

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

6|30|11

Semiannual report

Putnam VT
Absolute Return 500 Fund

Putnam INVESTMENTS

Message from the Trustees

Dear Fellow Shareholder:

In early August, equity markets around the world were rocked by indications of slowing economic growth and worsening debt issues in Europe and the United States. Significantly, Standard & Poor’s downgraded U.S. sovereign debt to AA+ from AAA on August 5. While Putnam’s investment team believes the downgrade will have limited immediate impact on the real economy, it is important to recognize that market volatility has risen in the near term.

Long-term investors are wise to seek the counsel of their financial advisors during volatile times and to remember that market volatility historically has served as an opportunity for nimble managers to both guard against risk and pursue new opportunities. We believe that many investment opportunities still exist today, and that Putnam’s active, research-intensive investment approach offers shareholders a potential advantage in this environment.

We would like to thank John A. Hill, who has served as Chairman of the Trustees since 2000 and who continues on as a Trustee, for his service. We are pleased to announce that Jameson A. Baxter is the new Chair, having served as Vice Chair since 2005 and a Trustee since 1994. Ms. Baxter is President of Baxter Associates, Inc., a private investment firm, and Chair of the Mutual Fund Directors Forum. In addition, she serves as Chair Emeritus of the Board of Trustees of Mount Holyoke College, Director of the Adirondack Land Trust, and Trustee of the Nature Conservancy’s Adirondack Chapter.

Lastly, we would like to take this opportunity to welcome new shareholders to the fund and to thank all of our investors for your continued confidence in Putnam.

Performance summary (as of 6/30/11)

Investment objective

To earn a positive total return that exceeds the rate of inflation by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions

Net asset value June 30, 2011

Class IA: $9.88	Class IB: $9.87

Total return at net asset value
			BofA Merrill Lynch
(as of 6/30/11)	Class IA shares*	Class IB shares*	U.S. Treasury Bill Index

Life of fund	–1.20%	–1.30%	0.02%

For a portion of the period, the fund had expense limitations, without which returns would have been lower.

* Class inception date: May 2, 2011.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Portfolio holdings and allocations may vary over time. Allocations are represented as a percentage of net assets as of 6/30/11. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the exclusion of as-of trades, if any, and the use of different classifications of securities for presentation purposes.

Putnam VT Absolute Return 500 Fund 1

Report from your fund’s manager

This fund launched on May 2, 2011. Could you describe its objective?

Unlike most funds that are managed for capital appreciation or current income, Putnam VT Absolute Return 500 Fund seeks a positive, targeted return of 5% above inflation, as measured by Treasury bills, over periods of three years or more. We strive to achieve this goal with much lower volatility than a more traditional fund. While many traditional funds are significantly influenced by market direction, we try to make progress toward the return goal regardless of market conditions — whether markets are rising, falling, or flat.

What is your strategy for pursuing these goals?

There are a few components to our strategy. First, the fund is diversified beyond the constraints of a traditional benchmark index representing the stock or bond market. We can invest in a wide range of securities, including stocks and bonds in the United States, developed international markets, and developing markets, as well as commodities, inflation-protected securities, and REITs. With so many different types of investments to choose from, we can identify different sources of potential returns that are not correlated. This can help to reduce portfolio volatility.

We also have the flexibility to employ modern investment tools, including hedging strategies with derivatives, to help mitigate risk. We combine strategies that depend on market direction with strategies that are independent of market direction, or non-directional. These strategies include short-selling securities or using put options that perform well when the market declines. Other examples involve investing in currencies uncorrelated with securities markets. With these tools, we believe we can produce returns even if the overall market is moving down or sideways. This gives the fund the possibility of outperforming general markets during flat or negative periods.

What are the investment capabilities supporting the fund?

Putnam has experience managing absolute return strategies since 2006. The five portfolio managers in Putnam’s Global Asset Allocation Group average 20 years of investment experience and have worked together for over a decade managing global portfolios that invest across asset classes. Their efforts are backed by Putnam’s full research capabilities. In selecting fixed-income securities, we have access to over 70 fixed-income investment professionals at Putnam.

How have you positioned the fund in its initial months?

The fund launched into volatile market conditions. Financial markets struggled during much of May and June as worries mounted about Greece’s deteriorating finances. Also, the United States was facing the possibility of a credit downgrade because of mounting public debt, while economic activity and job growth were sluggish. Credit markets, equities, currencies, and commodities retreated, while Treasuries and other high-quality bonds performed well. Finally, in the last week of the quarter, apparent progress on sovereign debt issues by European policymakers and stronger economic data lifted stocks.

We invested primarily in fixed-income securities with shorter maturities. The most significant positions were in agency collateralized mortgage obligations, commercial mortgage-backed securities, and non-agency residential mortgage-backed securities. Corporate bonds, agency pass-through securities, and large-cap U.S. stocks were also part of the mix. As fund assets increase, we can deploy them in a wider variety of securities.

What is your view of the economy and markets?

We believe economic growth could accelerate during the second half of 2011. Major factors that slowed economic growth in recent months — the spike in food and oil prices, and the disruption in global automobile and electronics supply chains — are already reversing. In our view, a more positive economic trend could provide a tailwind to stocks, and push bond prices lower and yields higher. We expect that inflationary pressures will begin to fall in the near term, to about 2% at year-end. However, the long-term inflation outlook is clouded by uncertainty about new government policy efforts intended to reduce debt.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: Our allocation of assets among permitted asset categories may hurt performance. Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging-market securities, including illiquidity and volatility. The use of derivatives involves special risks and may result in losses. REITs involve the risks of real estate investing, including declining property values. Commodities involve the risks of changes in market, political, regulatory, and natural conditions. Investments in small and/or midsize companies increase the risk of greater price fluctuations. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Additional risks are listed in the fund’s prospectus. Current and future portfolio holdings are subject to risk.

Your fund’s managers

Portfolio Manager Jeffrey L. Knight is Head of Global Asset Allocation at Putnam. A CFA charterholder, he joined Putnam in 1993 and has been in the investment industry since 1987.

In addition to Jeffrey, your fund is managed by James Fetch, Robert Kea, Robert Schoen, and Jason Vaillancourt.

Your fund’s managers may also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

2 Putnam VT Absolute Return 500 Fund

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The first two columns in the following table show the expenses you would have paid on a $1,000 investment in your fund from May 2, 2011, to June 30, 2011. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Expenses and value for a		Expenses and value for a
	$1,000 investment, assuming		$1,000 investment, assuming a
	actual returns for the period		hypothetical 5% annualized return
	ended 6/30/11		for the period ended 6/30/11

	Class IA	Class IB	Class IA	Class IB

Expenses paid
per $1,000*	$1.50	$1.91	$1.51	$1.93

Ending value
(after expenses)	$988.00	$987.00	$1,006.85	$1,006.43

Annualized
expense ratio	0.90%	1.15%	0.90%	1.15%

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the period from 5/2/11 to 6/30/11. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Putnam VT Absolute Return 500 Fund 3

The fund’s portfolio 6/30/11 (Unaudited)

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (80.9%)*	Principal amount	Value

Federal National Mortgage Association
Pass-Through Certificates
4 1/2s, TBA, July 1, 2041	$1,000,000	$1,034,609
4s, TBA, July 1, 2041	7,000,000	7,000,000

Total U.S. government and agency
mortgage obligations (cost $8,119,336)		$8,034,609

COMMON STOCKS (22.4%)*	Shares	Value

Advertising and marketing services (0.1%)
Omnicom Group, Inc.	240	$11,558

		11,558
Aerospace and defense (0.8%)
Huntington Ingalls Industries, Inc. †	46	1,587

Lockheed Martin Corp.	298	24,129

Northrop Grumman Corp.	281	19,487

Raytheon Co.	373	18,594

Rockwell Collins, Inc.	217	13,387

		77,184
Airlines (0.2%)
Copa Holdings SA Class A (Panama)	100	6,674

Southwest Airlines Co.	1,009	11,523

		18,197
Banking (0.4%)
Bank of Hawaii Corp.	143	6,652

M&T Bank Corp.	167	14,688

New York Community Bancorp, Inc.	690	10,343

People’s United Financial, Inc.	735	9,878

		41,561
Beverage (0.3%)
Dr. Pepper Snapple Group, Inc.	822	34,497

		34,497
Biotechnology (0.2%)
Biogen Idec, Inc. †	190	20,315

		20,315
Broadcasting (0.1%)
Discovery Communications, Inc. Class A †	168	6,881

		6,881
Building materials (0.1%)
Sherwin-Williams Co. (The)	114	9,561

		9,561
Cable television (0.1%)
IAC/InterActiveCorp. †	314	11,985

		11,985
Chemicals (0.4%)
International Flavors & Fragrances, Inc.	120	7,709

PPG Industries, Inc.	140	12,711

Sigma-Aldrich Corp.	133	9,760

Valspar Corp.	169	6,094

		36,274
Commercial and consumer services (0.7%)
Ecolab, Inc.	213	12,009

Equifax, Inc.	248	8,611

Expedia, Inc.	298	8,639

Gartner, Inc. †	199	8,018

Moody’s Corp.	278	10,661

Priceline.com, Inc. †	33	16,894

Verisk Analytics, Inc. Class A †	273	9,451

		74,283

COMMON STOCKS (22.4%)* cont.	Shares	Value

Communications equipment (0.1%)
Harris Corp.	308	$13,878

		13,878
Computers (1.8%)
Apple, Inc. †	180	60,421

Hewlett-Packard Co.	489	17,800

IBM Corp.	401	68,792

Micros Systems, Inc. †	247	12,278

NetApp, Inc. †	123	6,492

Solera Holdings, Inc.	216	12,779

		178,562
Conglomerates (0.1%)
AMETEK, Inc.	263	11,809

		11,809
Consumer (0.5%)
Kimberly-Clark Corp.	517	34,412

Scotts Miracle-Gro Co. (The) Class A	114	5,849

Tupperware Brands Corp.	109	7,352

		47,613
Containers (0.1%)
Ball Corp.	224	8,615

		8,615
Distribution (0.1%)
W.W. Grainger, Inc.	93	14,289

		14,289
Electric utilities (0.7%)
Alliant Energy Corp.	193	7,847

DPL, Inc.	237	7,148

DTE Energy Co.	217	10,854

Entergy Corp.	177	12,086

Pinnacle West Capital Corp.	182	8,114

Public Service Enterprise Group, Inc.	452	14,753

Westar Energy, Inc.	234	6,297

		67,099
Electronics (0.4%)
Analog Devices, Inc.	521	20,392

L-3 Communications Holdings, Inc.	167	14,604

QLogic Corp. †	291	4,633

		39,629
Energy (oil field) (0.5%)
Core Laboratories NV (Netherlands)	99	11,042

Dresser-Rand Group, Inc. †	200	10,750

FMC Technologies, Inc. †	329	14,736

Oceaneering International, Inc.	242	9,801

		46,329
Energy (other) (0.1%)
Covanta Holding Corp.	395	6,514

		6,514
Engineering and construction (0.1%)
KBR, Inc.	299	11,269

		11,269
Food (0.5%)
ConAgra Foods, Inc.	441	11,389

Corn Products International, Inc.	258	14,262

Hormel Foods Corp.	649	19,347

		44,998
Forest products and packaging (0.2%)
Rayonier, Inc. R	174	11,371

Sealed Air Corp.	268	6,376

		17,747
Health-care services (1.0%)
AmerisourceBergen Corp.	419	17,347

Cardinal Health, Inc.	435	19,758

Laboratory Corp. of America Holdings †	153	14,809

Lincare Holdings, Inc.	274	8,020

4 Putnam VT Absolute Return 500 Fund

COMMON STOCKS (22.4%)* cont.	Shares	Value

Health-care services cont.
McKesson Corp.	274	$22,920

Pharmaceutical Product Development, Inc.	302	8,106

Warner Chilcott PLC Class A (Ireland)	483	11,655

		102,615
Insurance (2.0%)
ACE, Ltd.	328	21,589

Allied World Assurance Co. Holdings AG	118	6,794

Arch Capital Group, Ltd. †	306	9,768

Aspen Insurance Holdings, Ltd.	230	5,918

Axis Capital Holdings, Ltd.	254	7,864

Berkshire Hathaway, Inc. Class B †	504	39,005

Chubb Corp. (The)	316	19,785

Endurance Specialty Holdings, Ltd. (Bermuda)	151	6,241

Everest Re Group, Ltd.	111	9,074

PartnerRe, Ltd.	137	9,432

RenaissanceRe Holdings, Ltd.	129	9,024

Transatlantic Holdings, Inc.	155	7,597

Travelers Cos., Inc. (The)	402	23,469

Validus Holdings, Ltd.	269	8,326

W.R. Berkley Corp.	318	10,316

		194,202
Manufacturing (0.1%)
Roper Industries, Inc.	146	12,162

		12,162
Media (0.2%)
Viacom, Inc. Class B	355	18,105

		18,105
Medical technology (0.2%)
C.R. Bard, Inc.	143	15,710

Gen-Probe, Inc. †	129	8,920

		24,630
Metals (0.2%)
Newmont Mining Corp.	279	15,058

		15,058
Natural gas utilities (0.2%)
AGL Resources, Inc.	165	6,717

Spectra Energy Corp.	417	11,430

		18,147
Oil and gas (2.1%)
Chevron Corp.	671	69,006

Exxon Mobil Corp.	1,176	95,703

HollyFrontier Corp.	169	11,729

Murphy Oil Corp.	234	15,364

Oil States International, Inc. †	127	10,149

Sunoco, Inc.	245	10,219

		212,170
Pharmaceuticals (1.1%)
Abbott Laboratories	809	42,570

Eli Lilly & Co.	815	30,587

Forest Laboratories, Inc. †	420	16,523

Perrigo Co.	170	14,938

		104,618
Publishing (0.2%)
McGraw-Hill Cos., Inc. (The)	277	11,609

Washington Post Co. (The) Class B	12	5,027

		16,636
Real estate (0.5%)
Annaly Capital Management, Inc. R	826	14,901

Digital Realty Trust, Inc. R	184	11,368

Federal Realty Investment Trust R	126	10,733

Jones Lang LaSalle, Inc.	100	9,430

Realty Income Corp. R	261	8,741

		55,173

COMMON STOCKS (22.4%)* cont.	Shares	Value

Regional Bells (0.4%)
Verizon Communications, Inc.	1,200	$44,676

		44,676
Restaurants (0.5%)
Brinker International, Inc.	200	4,892

Darden Restaurants, Inc.	160	7,962

Panera Bread Co. Class A †	50	6,283

Starbucks Corp.	455	17,968

Yum! Brands, Inc.	290	16,020

		53,125
Retail (1.8%)
Advance Auto Parts, Inc.	104	6,083

Amazon.com, Inc. †	150	30,674

AutoZone, Inc. †	39	11,499

Big Lots, Inc. †	156	5,171

Dollar Tree, Inc. †	140	9,327

Herbalife, Ltd.	374	21,557

Kroger Co. (The)	461	11,444

MSC Industrial Direct Co., Inc.	110	7,294

PETsMART, Inc.	163	7,395

Safeway, Inc.	850	19,865

Target Corp.	329	15,433

Wal-Mart Stores, Inc.	431	22,763

Walgreen Co.	271	11,418

		179,923
Semiconductor (0.2%)
KLA-Tencor Corp.	137	5,546

Lam Research Corp. †	124	5,491

Novellus Systems, Inc. †	304	10,987

		22,024
Shipping (0.4%)
J. B. Hunt Transport Services, Inc.	231	10,878

United Parcel Service, Inc. Class B	418	30,485

		41,363
Software (1.2%)
Amdocs, Ltd. (United Kingdom) †	496	15,073

BMC Software, Inc. †	354	19,364

CA, Inc.	843	19,254

Intuit, Inc. †	471	24,426

Microsoft Corp.	1,477	38,402

		116,519
Technology (0.2%)
Avago Technologies, Ltd.	558	21,204

		21,204
Technology services (0.4%)
Accenture PLC Class A	593	35,829

		35,829
Telecommunications (0.2%)
American Tower Corp. Class A †	374	19,571

		19,571
Textiles (0.1%)
Cintas Corp.	292	9,645

		9,645
Tobacco (0.5%)
Lorillard, Inc.	107	11,649

Philip Morris International, Inc.	596	39,795

		51,444
Transportation services (0.1%)
Landstar Systems, Inc.	148	6,879

		6,879

Total common stocks (cost $2,243,135)		$2,226,365

Putnam VT Absolute Return 500 Fund 5

MORTGAGE-BACKED SECURITIES (14.2%)*	Principal amount	Value

Banc of America Commercial Mortgage, Inc.
Ser. 08-1, Class ASB, 6.173s, 2051	$78,000	$85,083
Ser. 07-2, Class A2, 5.634s, 2049 F	81,453	83,604
Ser. 07-1, Class A3, 5.449s, 2049	81,000	85,086
Ser. 06-5, Class A2, 5.317s, 2047	84,510	85,693

CS First Boston Mortgage Securities Corp. FRB
Ser. 04-C2, Class E, 5.736s, 2036 F	66,000	64,819

Federal Home Loan Mortgage Corp.
IFB Ser. 3856, Class PS, IO, 6.413s, 2040	253,652	42,740
IFB Ser. 3861, Class PS, IO, 6.413s, 2037	489,948	85,741

GE Capital Commercial Mortgage Corp.
FRB Ser. 04-C3, Class B, 5.529s, 2039 F	82,000	86,010
Ser. 07-C1, Class AAB, 5.477s, 2049	82,000	85,893

GE Capital Commercial Mortgage Corp. 144A
Ser. 03-C2, Class D, 5.326s, 2037	83,000	86,088

JPMorgan Chase Commercial Mortgage
Securities Corp.
FRB Ser. 07-CB19, Class ASB, 5.915s, 2049	80,000	85,951
Ser. 07-LDPX, Class A2, 5.434s, 2049	41,600	42,839

LB-UBS Commercial Mortgage Trust
Ser. 03-C5, Class F, 4.843s, 2037 F	83,000	85,462
Ser. 03-C3, Class G, 4.392s, 2037	65,000	64,708

Morgan Stanley Capital I Ser. 07-HQ13, Class A2,
5.649s, 2044	83,000	85,634

Salomon Brothers Mortgage Securities VII 144A FRB
Ser. 99-C1, Class J, 7s, 2032	81,000	85,579

Wachovia Bank Commercial Mortgage Trust
Ser. 06-C26, Class APB, 5.997s, 2045	79,000	84,160
Ser. 07-C30, Class APB, 5.294s, 2043	81,000	85,873

Total mortgage-backed securities (cost $1,418,014)		$1,410,963

COMMODITY LINKED NOTES (3.0%)*	Principal amount	Value

UBS AG 144A zero %, 2013 (Indexed to the UBS
Bloomberg CMCI Essence Excess Return Index)
(United Kingdom)	$300	$301,908

Total commodity linked notes (cost $300,000)		$301,908

		Contract
		amount/
PURCHASED OPTIONS	Expiration date/	number of
OUTSTANDING (0.7%)*	strike price	contracts	Value

SPDR S&P 500 ETF Trust (Put)	Dec-11/$108.00	3,140	$4,389

SPDR S&P 500 ETF Trust (Put)	Nov-11/114.00	2,993	4,670

SPDR S&P 500 ETF Trust (Put)	Oct-11/119.00	2,823	4,862

SPDR S&P 500 ETF Trust (Put)	Sep-11/115.00	2,823	1,881

SPDR S&P 500 ETF Trust (Put)	Aug-11/120.00	2,823	1,678

SPDR S&P 500 ETF Trust (Put)	Jul-11/115.00	2,823	95

Option on an interest rate swap
with Deutsche Bank AG for the
right to pay a fixed rate
of 4.0625% versus the three
month USD-LIBOR-BBA
maturing December 23, 2041.	Dec-11/4.0625	$56,652	3,396

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate
of 4.0625% versus the three
month USD-LIBOR-BBA
maturing December 23, 2041.	Dec-11/4.0625	56,652	2,277

		Contract
		amount/
PURCHASED OPTIONS	Expiration date/	number of
OUTSTANDING (0.7%)* cont.	strike price	contracts	Value

Option on an interest rate swap
with Barclay’s Bank PLC for the
right to pay a fixed rate
of 4.035% versus the three month
USD-LIBOR-BBA maturing
December 14, 2041.	Dec-11/4.035	$207,492	$12,636

Option on an interest rate swap
with Barclay’s Bank PLC for the
right to receive a fixed rate
of 4.035% versus the three month
USD-LIBOR-BBA maturing
December 14, 2041.	Dec-11/4.035	207,492	7,731

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed
rate of 3.99% versus the three
month USD-LIBOR-BBA maturing
September 29, 2041.	Sep-11/3.99	335,617	16,224

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 3.99% versus the three month
USD-LIBOR-BBA maturing
September 29, 2041.	Sep-11/3.99	335,617	8,290

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to pay a fixed
rate of 4.0275% versus the three
month USD-LIBOR-BBA maturing
September 8, 2041.	Sep-11/4.0275	64,000	2,432

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to receive a fixed
rate of 4.0275% versus the three
month USD-LIBOR-BBA maturing
September 8, 2041.	Sep-11/4.0275	64,000	1,535

Total purchased options outstanding
(cost $83,725)			$72,096

INVESTMENT COMPANIES (0.3%)*	Shares	Value

SPDR S&P 500 ETF Trust	201	$26,526

Total investment companies (cost $27,277)		$26,526

SHORT-TERM INVESTMENTS (60.3%)*	Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.04% [e]	993,118	$993,118

U.S. Treasury Bills for an effective yield
of 0.125%, March 8, 2012	$1,000,000	999,128

U.S. Treasury Bills for an effective yield
of 0.085%, November 10, 2011 # ##	2,000,000	1,999,373

U.S. Treasury Bills for an effective yield
of 0.069% October 13, 2011	2,000,000	1,999,596

Total short-term investments (cost $5,991,215)		$5,991,215

Total investments (cost $18,182,702)		$18,063,682

Key to holding’s abbreviations
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds
IFB	Inverse Floating Rate Bonds
IO	Interest Only
SPDR	S&P 500 Index Depository Receipts
TBA	To Be Announced Commitments

6 Putnam VT Absolute Return 500 Fund

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from May 2, 2011 through June 30, 2011 (the reporting period).

* Percentages indicated are based on net assets of $9,929,029.

† Non-income-producing security.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

## This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

e See Note 7 to the financial statements regarding investments in Putnam Money Market Liquidity Fund. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities’ valuation inputs.

R Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $7,705,164 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBAs.

The rates shown on FRB are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.

FORWARD CURRENCY CONTRACTS at 6/30/11 (aggregate face value $24,997,147) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.

	Australian Dollar	Buy	8/17/11	$160,935	$156,927	$4,008

	Australian Dollar	Buy	7/21/11	161,487	160,471	1,016

	Australian Dollar	Sell	7/21/11	161,487	157,435	(4,052)

	Brazilian Real	Buy	8/17/11	63	63	—

	Brazilian Real	Buy	7/21/11	11,552	11,344	208

	Brazilian Real	Sell	7/21/11	11,552	11,170	(382)

	British Pound	Buy	8/17/11	73,071	72,689	382

	British Pound	Buy	7/21/11	73,095	74,194	(1,099)

	British Pound	Sell	7/21/11	73,095	72,709	(386)

	British Pound	Sell	8/17/11	36,455	36,305	(150)

	Canadian Dollar	Buy	7/21/11	207	202	5

	Canadian Dollar	Sell	7/21/11	207	205	(2)

	Canadian Dollar	Sell	8/17/11	207	202	(5)

	Chilean Peso	Buy	8/17/11	11,136	11,115	21

	Chilean Peso	Buy	7/21/11	11,172	11,165	7

	Chilean Peso	Sell	7/21/11	11,172	11,144	(28)

	Euro	Buy	8/17/11	76,428	75,989	439

	Euro	Buy	7/21/11	113,641	111,342	2,299

	Euro	Sell	7/21/11	113,641	112,203	(1,438)

	Euro	Sell	8/17/11	113,555	111,258	(2,297)

	Japanese Yen	Buy	7/21/11	246,700	245,370	1,330

	Japanese Yen	Sell	8/17/11	246,734	245,409	(1,325)

	Japanese Yen	Sell	7/21/11	246,700	245,230	(1,470)

	Mexican Peso	Buy	8/17/11	22,161	22,050	111

	Mexican Peso	Buy	7/21/11	22,214	22,227	(13)

	Mexican Peso	Sell	7/21/11	22,214	22,101	(113)

	Mexican Peso	Sell	8/17/11	11,085	11,025	(60)

	Norwegian Krone	Buy	8/17/11	54,523	53,708	815

	Norwegian Krone	Buy	7/21/11	54,616	54,552	64

	Norwegian Krone	Sell	7/21/11	54,616	53,811	(805)

	Russian Ruble	Buy	8/17/11	11,061	11,032	29

	Russian Ruble	Buy	7/21/11	11,091	11,068	23

	Russian Ruble	Sell	7/21/11	11,091	11,062	(29)

	South African Rand	Buy	7/21/11	11,392	11,398	(6)

	South African Rand	Sell	7/21/11	11,466	11,555	89

Putnam VT Absolute Return 500 Fund 7

FORWARD CURRENCY CONTRACTS at 6/30/11 (aggregate face value $24,997,147) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A. cont.

	South Korean Won	Buy	7/21/11	$11,406	$11,255	$151

	South Korean Won	Sell	7/21/11	11,406	11,265	(141)

	South Korean Won	Sell	8/17/11	11,387	11,245	(142)

	Swedish Krona	Buy	8/17/11	37,202	36,465	737

	Swedish Krona	Buy	7/21/11	37,260	37,807	(547)

	Swedish Krona	Sell	7/21/11	37,260	36,511	(749)

	Swiss Franc	Buy	7/21/11	38,682	38,664	18

	Swiss Franc	Buy	8/17/11	38,689	38,843	(154)

	Swiss Franc	Sell	8/17/11	75,829	76,013	184

	Swiss Franc	Sell	7/21/11	38,682	38,829	147

	Taiwan Dollar	Buy	7/21/11	11,804	11,808	(4)

	Taiwan Dollar	Sell	8/17/11	11,808	11,827	19

	Taiwan Dollar	Sell	7/21/11	11,804	11,824	20

	Turkish Lira	Buy	8/17/11	10,559	10,616	(57)

	Turkish Lira	Buy	7/21/11	10,734	10,908	(174)

	Turkish Lira	Sell	7/21/11	10,734	10,792	58

Barclays Bank PLC

	Australian Dollar	Buy	8/17/11	37,245	36,935	310

	Australian Dollar	Buy	7/21/11	74,104	72,266	1,838

	Australian Dollar	Sell	7/21/11	74,104	73,297	(807)

	Australian Dollar	Sell	8/17/11	73,851	72,020	(1,831)

	Brazilian Real	Buy	7/21/11	11,424	11,220	204

	Brazilian Real	Buy	8/17/11	34,445	34,153	292

	Brazilian Real	Sell	7/21/11	11,424	11,098	(326)

	Brazilian Real	Sell	8/17/11	127	127	—

	British Pound	Buy	8/17/11	36,616	36,406	210

	British Pound	Buy	7/21/11	36,628	37,288	(660)

	British Pound	Sell	7/21/11	36,628	36,416	(212)

	Canadian Dollar	Buy	8/17/11	37,944	37,886	58

	Canadian Dollar	Buy	7/21/11	75,005	73,759	1,246

	Canadian Dollar	Sell	7/21/11	75,005	73,969	(1,036)

	Canadian Dollar	Sell	8/17/11	37,426	36,552	(874)

	Czech Koruna	Buy	7/21/11	11,354	11,370	(16)

	Czech Koruna	Sell	7/21/11	11,354	11,289	(65)

	Czech Koruna	Sell	8/17/11	36	36	—

	Euro	Buy	8/17/11	120,951	118,935	2,016

	Euro	Buy	7/21/11	308,123	306,324	1,799

	Euro	Sell	7/21/11	308,123	304,926	(3,197)

	Hungarian Forint	Buy	7/21/11	34,153	34,233	(80)

	Hungarian Forint	Sell	7/21/11	34,153	33,243	(910)

	Hungarian Forint	Sell	8/17/11	34,049	34,116	67

	Indian Rupee	Buy	7/21/11	37,180	36,930	250

	Indian Rupee	Sell	7/21/11	37,180	36,963	(217)

	Indian Rupee	Sell	8/17/11	36,999	36,767	(232)

	Mexican Peso	Buy	8/17/11	11,127	11,086	41

	Mexican Peso	Buy	7/21/11	11,154	11,159	(5)

	Mexican Peso	Sell	8/17/11	22,101	21,832	(269)

	Mexican Peso	Sell	7/21/11	11,154	11,113	(41)

	Norwegian Krone	Buy	7/21/11	38,075	38,216	(141)

	Norwegian Krone	Sell	7/21/11	38,075	38,052	(23)

	Norwegian Krone	Sell	8/17/11	908	894	(14)

	Philippines Peso	Buy	8/17/11	37,251	37,406	(155)

8 Putnam VT Absolute Return 500 Fund

FORWARD CURRENCY CONTRACTS at 6/30/11 (aggregate face value $24,997,147) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC cont.

	Philippines Peso	Buy	7/21/11	$37,338	$37,527	$(189)

	Philippines Peso	Sell	7/21/11	37,338	37,423	85

	Russian Ruble	Buy	8/17/11	11,061	11,032	29

	Russian Ruble	Buy	7/21/11	11,091	11,063	28

	Russian Ruble	Sell	7/21/11	11,091	11,062	(29)

	Singapore Dollar	Buy	8/17/11	54,672	54,644	28

	Singapore Dollar	Buy	7/21/11	77,159	77,182	(23)

	Singapore Dollar	Sell	7/21/11	54,671	54,642	(29)

	South Korean Won	Buy	7/21/11	11,347	11,192	155

	South Korean Won	Sell	7/21/11	11,347	11,185	(162)

	South Korean Won	Sell	8/17/11	11,328	11,178	(150)

	Swedish Krona	Buy	8/17/11	37,155	36,388	767

	Swedish Krona	Buy	7/21/11	110,895	111,237	(342)

	Swedish Krona	Sell	7/21/11	110,895	110,194	(701)

	Swedish Krona	Sell	8/17/11	36,918	36,176	(742)

	Swiss Franc	Buy	8/17/11	39,046	39,204	(158)

	Swiss Franc	Buy	7/21/11	77,841	77,548	293

	Swiss Franc	Sell	7/21/11	77,841	78,189	348

	Taiwan Dollar	Buy	7/21/11	12,427	12,457	(30)

	Taiwan Dollar	Sell	8/17/11	12,431	12,470	39

	Taiwan Dollar	Sell	7/21/11	12,427	12,452	25

	Thai Baht	Buy	8/17/11	18,235	18,243	(8)

	Thai Baht	Buy	7/21/11	18,270	18,539	(269)

	Thai Baht	Sell	7/21/11	18,270	18,256	(14)

Citibank, N.A.

	Australian Dollar	Buy	7/21/11	37,052	36,119	933

	Australian Dollar	Sell	7/21/11	37,052	36,835	(217)

	Australian Dollar	Sell	8/17/11	36,925	36,000	(925)

	Brazilian Real	Buy	8/17/11	11,482	11,471	11

	Brazilian Real	Buy	7/21/11	11,552	11,374	178

	Brazilian Real	Sell	7/21/11	11,552	11,529	(23)

	Canadian Dollar	Buy	7/21/11	830	811	19

	Canadian Dollar	Sell	7/21/11	830	821	(9)

	Canadian Dollar	Sell	8/17/11	829	810	(19)

	Chilean Peso	Buy	8/17/11	11,029	10,883	146

	Czech Koruna	Buy	8/17/11	10,857	10,818	39

	Czech Koruna	Buy	7/21/11	10,858	10,872	(14)

	Czech Koruna	Sell	7/21/11	10,858	10,818	(40)

	Euro	Buy	8/17/11	39,447	39,109	338

	Euro	Buy	7/21/11	86,210	84,567	1,643

	Euro	Sell	7/21/11	86,210	85,866	(344)

	Euro	Sell	8/17/11	86,145	84,501	(1,644)

	Norwegian Krone	Buy	7/21/11	38,075	37,525	550

	Norwegian Krone	Sell	7/21/11	38,075	38,046	(29)

	Norwegian Krone	Sell	8/17/11	38,010	37,453	(557)

	South African Rand	Buy	7/21/11	55,263	55,738	(475)

	South Korean Won	Buy	7/21/11	11,406	11,271	135

	South Korean Won	Sell	7/21/11	11,406	11,253	(153)

	South Korean Won	Sell	8/17/11	11,387	11,257	(130)

	Swiss Franc	Buy	7/21/11	38,682	38,263	419

	Swiss Franc	Buy	8/17/11	77,371	77,381	(10)

	Swiss Franc	Sell	8/17/11	38,927	39,119	192

Putnam VT Absolute Return 500 Fund 9

FORWARD CURRENCY CONTRACTS at 6/30/11 (aggregate face value $24,997,147) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Citibank, N.A. cont.

	Taiwan Dollar	Buy	7/21/11	$1,675	$1,677	$(2)

	Taiwan Dollar	Sell	7/21/11	1,675	1,681	6

	Taiwan Dollar	Sell	8/17/11	1,675	1,679	4

Credit Suisse AG

	Australian Dollar	Buy	8/17/11	161,255	157,085	4,170

	Australian Dollar	Buy	7/21/11	161,808	160,876	932

	Australian Dollar	Sell	7/21/11	161,808	157,597	(4,211)

	Brazilian Real	Buy	8/17/11	11,482	11,464	18

	Brazilian Real	Buy	7/21/11	11,552	11,348	204

	Brazilian Real	Sell	7/21/11	11,552	11,528	(24)

	British Pound	Buy	7/21/11	346,679	345,602	1,077

	British Pound	Sell	7/21/11	346,679	353,214	6,535

	British Pound	Sell	8/17/11	309,788	308,158	(1,630)

	Canadian Dollar	Buy	7/21/11	37,658	37,033	625

	Canadian Dollar	Sell	7/21/11	37,658	37,252	(406)

	Canadian Dollar	Sell	8/17/11	518	505	(13)

	Czech Koruna	Buy	8/17/11	11,328	11,284	44

	Czech Koruna	Buy	7/21/11	11,330	11,072	258

	Czech Koruna	Sell	7/21/11	11,330	11,284	(46)

	Czech Koruna	Sell	8/17/11	11,262	11,239	(23)

	Euro	Buy	8/17/11	36,546	36,446	100

	Euro	Buy	7/21/11	115,383	113,679	1,704

	Euro	Sell	8/17/11	153,872	152,281	(1,591)

	Euro	Sell	7/21/11	115,383	114,665	(718)

	Japanese Yen	Buy	7/21/11	37,074	37,259	(185)

	Japanese Yen	Buy	8/17/11	37,079	36,902	177

	Japanese Yen	Sell	7/21/11	37,074	36,897	(177)

	Malaysian Ringgit	Buy	8/17/11	58,992	59,300	(308)

	Malaysian Ringgit	Buy	7/21/11	59,111	59,237	(126)

	Malaysian Ringgit	Sell	7/21/11	59,111	59,339	228

	Mexican Peso	Buy	8/17/11	43	43	—

	Mexican Peso	Buy	7/21/11	11,145	11,173	(28)

	Mexican Peso	Sell	7/21/11	11,145	11,001	(144)

	Norwegian Krone	Buy	8/17/11	92,367	91,006	1,361

	Norwegian Krone	Buy	7/21/11	92,524	91,461	1,063

	Norwegian Krone	Sell	7/21/11	92,524	91,148	(1,376)

	Polish Zloty	Buy	8/17/11	11,153	11,110	43

	Polish Zloty	Buy	7/21/11	11,184	11,138	46

	Polish Zloty	Sell	7/21/11	11,184	11,140	(44)

	Russian Ruble	Buy	8/17/11	11,061	11,029	32

	Russian Ruble	Buy	7/21/11	11,091	11,064	27

	Russian Ruble	Sell	7/21/11	11,091	11,058	(33)

	South African Rand	Buy	7/21/11	11,377	11,382	(5)

	South African Rand	Sell	7/21/11	11,466	11,556	90

	South Korean Won	Buy	7/21/11	11,417	11,266	151

	South Korean Won	Sell	7/21/11	11,417	11,256	(161)

	South Korean Won	Sell	8/17/11	11,398	11,251	(147)

	Swedish Krona	Buy	7/21/11	36,960	37,908	(948)

	Swedish Krona	Buy	8/17/11	37,834	37,863	(29)

	Swedish Krona	Sell	7/21/11	36,960	36,787	(173)

	Swedish Krona	Sell	8/17/11	964	945	(19)

	Swiss Franc	Buy	7/21/11	168,655	168,476	179

10 Putnam VT Absolute Return 500 Fund

FORWARD CURRENCY CONTRACTS at 6/30/11 (aggregate face value $24,997,147) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Credit Suisse AG cont.

	Swiss Franc	Sell	7/21/11	$168,655	$168,327	$(328)

	Swiss Franc	Sell	8/17/11	91,305	91,611	306

	Taiwan Dollar	Buy	7/21/11	22,215	22,264	(49)

	Taiwan Dollar	Sell	8/17/11	2,769	2,778	9

	Turkish Lira	Buy	8/17/11	122	123	(1)

	Turkish Lira	Buy	7/21/11	10,918	11,204	(286)

	Turkish Lira	Sell	7/21/11	10,918	10,996	78

Deutsche Bank AG

	Australian Dollar	Buy	7/21/11	37,159	36,123	1,036

	Australian Dollar	Sell	7/21/11	37,159	36,428	(731)

	Australian Dollar	Sell	8/17/11	37,032	36,002	(1,030)

	British Pound	Buy	7/21/11	309,891	308,158	1,733

	British Pound	Sell	7/21/11	309,891	316,125	6,234

	British Pound	Sell	8/17/11	309,788	308,067	(1,721)

	Canadian Dollar	Buy	8/17/11	37,944	37,884	60

	Canadian Dollar	Buy	7/21/11	55,917	54,566	1,351

	Canadian Dollar	Sell	8/17/11	93,097	90,959	(2,138)

	Canadian Dollar	Sell	7/21/11	55,917	55,282	(635)

	Czech Koruna	Buy	8/17/11	11,441	11,397	44

	Czech Koruna	Buy	7/21/11	11,443	11,459	(16)

	Czech Koruna	Sell	7/21/11	11,443	11,398	(45)

	Euro	Buy	7/21/11	76,196	74,749	1,447

	Euro	Sell	7/21/11	76,196	75,874	(322)

	Euro	Sell	8/17/11	76,138	74,694	(1,444)

	Hungarian Forint	Buy	8/17/11	22,745	22,541	204

	Hungarian Forint	Buy	7/21/11	28,242	28,288	(46)

	Hungarian Forint	Sell	7/21/11	28,242	27,718	(524)

	Hungarian Forint	Sell	8/17/11	28,156	28,196	40

	Mexican Peso	Buy	8/17/11	11,068	11,008	60

	Mexican Peso	Buy	7/21/11	11,094	11,122	(28)

	Mexican Peso	Sell	8/17/11	11,161	11,145	(16)

	Mexican Peso	Sell	7/21/11	11,094	11,035	(59)

	Norwegian Krone	Buy	7/21/11	37,593	37,044	549

	Norwegian Krone	Sell	7/21/11	37,593	37,565	(28)

	Norwegian Krone	Sell	8/17/11	37,529	36,981	(548)

	Swedish Krona	Buy	8/17/11	205	201	4

	Swedish Krona	Buy	7/21/11	36,374	37,109	(735)

	Swedish Krona	Sell	7/21/11	36,374	36,903	529

	Swiss Franc	Buy	7/21/11	38,682	38,617	65

	Swiss Franc	Buy	8/17/11	38,689	38,831	(142)

	Swiss Franc	Sell	7/21/11	38,682	38,820	138

	Taiwan Dollar	Buy	7/21/11	11,804	11,818	(14)

	Taiwan Dollar	Sell	8/17/11	11,808	11,829	21

	Taiwan Dollar	Sell	7/21/11	11,804	11,841	37

	Turkish Lira	Buy	8/17/11	10,681	10,727	(46)

	Turkish Lira	Buy	7/21/11	10,734	11,017	(283)

	Turkish Lira	Sell	7/21/11	10,734	10,781	47

Goldman Sachs International

	Australian Dollar	Buy	7/21/11	321	313	8

	Australian Dollar	Sell	7/21/11	321	319	(2)

	Australian Dollar	Sell	8/17/11	320	312	(8)

	Canadian Dollar	Buy	7/21/11	37,347	36,467	880

Putnam VT Absolute Return 500 Fund 11

FORWARD CURRENCY CONTRACTS at 6/30/11 (aggregate face value $24,997,147) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Goldman Sachs International cont.

	Canadian Dollar	Sell	7/21/11	$37,347	$36,939	$(408)

	Canadian Dollar	Sell	8/17/11	37,322	36,443	(879)

	Chilean Peso	Buy	8/17/11	11,011	10,982	29

	Chilean Peso	Buy	7/21/11	11,047	10,952	95

	Chilean Peso	Sell	7/21/11	11,047	11,013	(34)

	Euro	Buy	8/17/11	37,997	37,371	626

	Euro	Buy	7/21/11	113,641	111,499	2,142

	Euro	Sell	7/21/11	113,641	112,765	(876)

	Euro	Sell	8/17/11	113,555	111,415	(2,140)

	Hungarian Forint	Buy	8/17/11	37,965	38,023	(58)

	Hungarian Forint	Buy	7/21/11	60,766	61,065	(299)

	Hungarian Forint	Sell	7/21/11	60,766	59,911	(855)

	Japanese Yen	Buy	7/21/11	83,690	83,249	441

	Japanese Yen	Sell	8/17/11	83,702	83,262	(440)

	Japanese Yen	Sell	7/21/11	83,690	83,218	(472)

	Norwegian Krone	Buy	7/21/11	891	877	14

	Norwegian Krone	Buy	8/17/11	38,047	37,855	192

	Norwegian Krone	Sell	8/17/11	38,789	38,152	(637)

	Norwegian Krone	Sell	7/21/11	891	890	(1)

	Polish Zloty	Buy	8/17/11	11,226	11,208	18

	Swiss Franc	Buy	7/21/11	77,008	76,899	109

	Swiss Franc	Buy	8/17/11	77,020	77,306	(286)

	Swiss Franc	Sell	7/21/11	77,008	77,282	274

HSBC Bank USA, National Association

	British Pound	Buy	8/17/11	36,937	36,730	207

	British Pound	Buy	7/21/11	36,949	37,705	(756)

	British Pound	Sell	7/21/11	36,949	36,740	(209)

	Euro	Buy	8/17/11	58,735	57,640	1,095

	Euro	Buy	7/21/11	136,137	135,218	919

	Euro	Sell	7/21/11	136,137	134,433	(1,704)

	Japanese Yen	Buy	7/21/11	283	282	1

	Japanese Yen	Buy	8/17/11	283	281	2

	Japanese Yen	Sell	7/21/11	283	281	(2)

	Singapore Dollar	Buy	7/21/11	11,081	11,075	6

	Singapore Dollar	Sell	7/21/11	11,081	11,037	(44)

	Singapore Dollar	Sell	8/17/11	11,081	11,075	(6)

	South Korean Won	Buy	8/17/11	96,624	95,554	1,070

	South Korean Won	Buy	7/21/11	108,090	106,619	1,471

	South Korean Won	Sell	7/21/11	108,090	106,728	(1,362)

	Swiss Franc	Buy	8/17/11	57,497	57,726	(229)

	Swiss Franc	Buy	7/21/11	77,246	76,888	358

	Swiss Franc	Sell	7/21/11	77,246	77,438	192

	Swiss Franc	Sell	8/17/11	38,927	39,120	193

	Taiwan Dollar	Buy	7/21/11	11,808	11,816	(8)

	Taiwan Dollar	Sell	8/17/11	11,811	11,847	36

	Taiwan Dollar	Sell	7/21/11	11,808	11,845	37

JPMorgan Chase Bank, N.A.

	Australian Dollar	Buy	7/21/11	37,587	36,644	943

	Australian Dollar	Sell	7/21/11	37,587	37,360	(227)

	Australian Dollar	Sell	8/17/11	37,459	36,524	(935)

	Brazilian Real	Buy	7/21/11	11,552	11,354	198

	Brazilian Real	Buy	8/17/11	22,963	22,805	158

12 Putnam VT Absolute Return 500 Fund

FORWARD CURRENCY CONTRACTS at 6/30/11 (aggregate face value $24,997,147) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

JPMorgan Chase Bank, N.A. cont.

	Brazilian Real	Sell	7/21/11	$11,552	$11,225	$(327)

	Brazilian Real	Sell	8/17/11	127	126	(1)

	British Pound	Buy	8/17/11	73,231	72,847	384

	British Pound	Buy	7/21/11	73,256	74,521	(1,265)

	British Pound	Sell	7/21/11	73,256	72,869	(387)

	British Pound	Sell	8/17/11	36,776	36,569	(207)

	Canadian Dollar	Buy	7/21/11	93,471	91,525	1,946

	Canadian Dollar	Sell	7/21/11	93,471	92,467	(1,004)

	Canadian Dollar	Sell	8/17/11	56,294	54,968	(1,326)

	Chilean Peso	Buy	8/17/11	16,639	16,604	35

	Chilean Peso	Buy	7/21/11	16,693	16,675	18

	Chilean Peso	Sell	7/21/11	16,693	16,645	(48)

	Czech Koruna	Buy	8/17/11	11,316	11,273	43

	Czech Koruna	Buy	7/21/11	11,318	11,323	(5)

	Czech Koruna	Sell	7/21/11	11,318	11,274	(44)

	Euro	Buy	8/17/11	93,396	92,807	589

	Euro	Buy	7/21/11	150,215	147,384	2,831

	Euro	Sell	7/21/11	150,215	148,718	(1,497)

	Euro	Sell	8/17/11	150,101	147,272	(2,829)

	Hungarian Forint	Buy	7/21/11	22,685	22,708	(23)

	Hungarian Forint	Buy	8/17/11	22,745	22,539	206

	Hungarian Forint	Sell	7/21/11	22,685	22,127	(558)

	Hungarian Forint	Sell	8/17/11	22,615	22,634	19

	Japanese Yen	Buy	8/17/11	388	386	2

	Japanese Yen	Buy	7/21/11	37,281	37,079	202

	Japanese Yen	Sell	7/21/11	37,281	37,381	100

	Mexican Peso	Buy	8/17/11	11,110	11,057	53

	Mexican Peso	Buy	7/21/11	22,205	21,949	256

	Mexican Peso	Sell	7/21/11	22,205	22,079	(126)

	Norwegian Krone	Buy	7/21/11	38,168	37,455	713

	Norwegian Krone	Sell	7/21/11	38,168	38,104	(64)

	Norwegian Krone	Sell	8/17/11	204	201	(3)

	Polish Zloty	Buy	7/21/11	291	293	(2)

	Polish Zloty	Buy	8/17/11	291	290	1

	Polish Zloty	Sell	7/21/11	291	290	(1)

	Russian Ruble	Buy	8/17/11	11,061	11,020	41

	Russian Ruble	Buy	7/21/11	11,091	11,060	31

	Russian Ruble	Sell	7/21/11	11,091	11,050	(41)

	Singapore Dollar	Buy	8/17/11	54,754	54,703	51

	Singapore Dollar	Buy	7/21/11	65,996	65,963	33

	Singapore Dollar	Sell	7/21/11	65,996	65,911	(85)

	Swiss Franc	Buy	7/21/11	39,039	38,985	54

	Swiss Franc	Buy	8/17/11	39,046	39,186	(140)

	Swiss Franc	Sell	7/21/11	39,039	39,173	134

	Taiwan Dollar	Buy	7/21/11	11,804	11,828	(24)

	Taiwan Dollar	Sell	8/17/11	23,030	23,119	89

	Taiwan Dollar	Sell	7/21/11	11,804	11,841	37

Royal Bank of Scotland PLC (The)

	Australian Dollar	Buy	8/17/11	37,352	37,102	250

	Australian Dollar	Buy	7/21/11	74,318	72,259	2,059

	Australian Dollar	Sell	7/21/11	74,318	73,813	(505)

	Australian Dollar	Sell	8/17/11	74,064	72,032	(2,032)

Putnam VT Absolute Return 500 Fund 13

FORWARD CURRENCY CONTRACTS at 6/30/11 (aggregate face value $24,997,147) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Royal Bank of Scotland PLC (The) cont.

	Brazilian Real	Buy	8/17/11	$11,545	$11,482	$63

	Brazilian Real	Buy	7/21/11	23,167	22,746	421

	Brazilian Real	Sell	7/21/11	23,167	22,758	(409)

	British Pound	Buy	8/17/11	73,553	73,146	407

	British Pound	Buy	7/21/11	73,577	74,468	(891)

	British Pound	Sell	7/21/11	73,577	73,165	(412)

	British Pound	Sell	8/17/11	36,776	36,570	(206)

	Canadian Dollar	Buy	8/17/11	37,011	36,111	900

	Canadian Dollar	Buy	7/21/11	74,487	73,579	908

	Canadian Dollar	Sell	7/21/11	74,487	72,913	(1,574)

	Canadian Dollar	Sell	8/17/11	37,218	36,341	(877)

	Chilean Peso	Buy	8/17/11	16,621	16,535	86

	Chilean Peso	Buy	7/21/11	16,675	16,686	(11)

	Chilean Peso	Sell	7/21/11	16,675	16,580	(95)

	Czech Koruna	Buy	8/17/11	10,994	10,948	46

	Czech Koruna	Buy	7/21/11	22,325	22,364	(39)

	Czech Koruna	Sell	7/21/11	22,325	22,101	(224)

	Euro	Buy	8/17/11	73,528	72,824	704

	Euro	Buy	7/21/11	152,392	149,572	2,820

	Euro	Sell	7/21/11	152,392	150,879	(1,513)

	Euro	Sell	8/17/11	152,277	149,456	(2,821)

	Hungarian Forint	Buy	7/21/11	22,734	22,800	(66)

	Hungarian Forint	Sell	7/21/11	22,734	22,648	(86)

	Hungarian Forint	Sell	8/17/11	22,664	22,718	54

	Japanese Yen	Buy	8/17/11	24,037	23,898	139

	Japanese Yen	Buy	7/21/11	39,055	39,343	(288)

	Japanese Yen	Sell	7/21/11	39,055	38,834	(221)

	Japanese Yen	Sell	8/17/11	37,200	37,055	(145)

	Malaysian Ringgit	Sell	8/17/11	11,125	11,143	18

	Mexican Peso	Buy	8/17/11	27,827	27,691	136

	Mexican Peso	Buy	7/21/11	38,944	38,977	(33)

	Mexican Peso	Sell	7/21/11	38,944	38,688	(256)

	New Zealand Dollar	Buy	8/17/11	11,717	11,446	271

	New Zealand Dollar	Sell	7/21/11	11,656	11,289	(367)

	Norwegian Krone	Buy	7/21/11	371	365	6

	Norwegian Krone	Sell	7/21/11	371	370	(1)

	Norwegian Krone	Sell	8/17/11	371	365	(6)

	Polish Zloty	Buy	8/17/11	11,117	11,070	47

	Polish Zloty	Buy	7/21/11	11,147	11,067	80

	Polish Zloty	Sell	7/21/11	11,147	11,097	(50)

	Russian Ruble	Buy	8/17/11	11,061	11,042	19

	Russian Ruble	Buy	7/21/11	11,091	11,069	22

	Russian Ruble	Sell	7/21/11	11,091	11,069	(22)

	South African Rand	Buy	7/21/11	55,469	55,662	(193)

	South African Rand	Sell	7/21/11	11,407	11,413	6

	South Korean Won	Buy	7/21/11	22,480	22,130	350

	South Korean Won	Sell	7/21/11	22,480	22,159	(321)

	South Korean Won	Sell	8/17/11	11,120	10,973	(147)

	Swedish Krona	Buy	8/17/11	37,107	36,356	751

	Swedish Krona	Buy	7/21/11	37,165	37,713	(548)

	Swedish Krona	Sell	7/21/11	37,165	36,404	(761)

	Swedish Krona	Sell	8/17/11	36,886	36,142	(744)

14 Putnam VT Absolute Return 500 Fund

FORWARD CURRENCY CONTRACTS at 6/30/11 (aggregate face value $24,997,147) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Royal Bank of Scotland PLC (The) cont.

	Swiss Franc	Buy	7/21/11	$176,153	$176,532	$(379)

	Swiss Franc	Sell	7/21/11	176,153	175,928	(225)

	Swiss Franc	Sell	8/17/11	137,136	137,684	548

	Taiwan Dollar	Buy	7/21/11	22,887	22,950	(63)

	Taiwan Dollar	Sell	8/17/11	22,894	22,966	72

	Taiwan Dollar	Sell	7/21/11	22,887	22,892	5

	Turkish Lira	Buy	7/21/11	10,550	10,588	(38)

	Turkish Lira	Sell	7/21/11	10,550	10,839	289

	Turkish Lira	Sell	8/17/11	10,498	10,539	41

State Street Bank and Trust Co.

	Australian Dollar	Buy	8/17/11	198,500	194,220	4,280

	Australian Dollar	Buy	7/21/11	198,967	197,808	1,159

	Australian Dollar	Sell	7/21/11	198,967	194,443	(4,524)

	Brazilian Real	Buy	8/17/11	127	126	1

	Brazilian Real	Buy	7/21/11	128	126	2

	Brazilian Real	Sell	7/21/11	128	127	(1)

	British Pound	Buy	8/17/11	73,231	72,866	365

	British Pound	Buy	7/21/11	73,256	74,741	(1,485)

	British Pound	Sell	7/21/11	73,256	72,892	(364)

	Canadian Dollar	Buy	7/21/11	38,177	37,539	638

	Canadian Dollar	Sell	7/21/11	38,177	37,544	(633)

	Canadian Dollar	Sell	8/17/11	1,140	1,113	(27)

	Euro	Buy	7/21/11	152,973	150,069	2,904

	Euro	Sell	7/21/11	152,973	151,505	(1,468)

	Euro	Sell	8/17/11	152,857	149,944	(2,913)

	Hungarian Forint	Buy	7/21/11	34,141	34,193	(52)

	Hungarian Forint	Sell	7/21/11	34,141	33,403	(738)

	Hungarian Forint	Sell	8/17/11	34,037	34,080	43

	Japanese Yen	Buy	7/21/11	39,056	39,344	(288)

	Japanese Yen	Buy	8/17/11	39,062	38,856	206

	Japanese Yen	Sell	7/21/11	39,056	38,845	(211)

	Japanese Yen	Sell	8/17/11	37,315	37,125	(190)

	Malaysian Ringgit	Buy	8/17/11	58,992	59,231	(239)

	Malaysian Ringgit	Buy	7/21/11	59,111	59,222	(111)

	Malaysian Ringgit	Sell	7/21/11	59,111	59,290	179

	Mexican Peso	Buy	8/17/11	11,034	10,981	53

	Mexican Peso	Buy	7/21/11	33,197	33,093	104

	Mexican Peso	Sell	7/21/11	33,197	33,112	(85)

	Norwegian Krone	Buy	7/21/11	38,094	37,521	573

	Norwegian Krone	Sell	7/21/11	38,094	38,043	(51)

	Norwegian Krone	Sell	8/17/11	38,029	37,453	(576)

	Polish Zloty	Buy	7/21/11	66,046	65,928	118

	Polish Zloty	Sell	7/21/11	66,046	66,182	136

	Polish Zloty	Sell	8/17/11	65,865	65,741	(124)

	Russian Ruble	Buy	8/17/11	11,061	11,062	(1)

	Russian Ruble	Buy	7/21/11	11,091	11,083	8

	Russian Ruble	Sell	7/21/11	11,091	11,085	(6)

	South African Rand	Buy	7/21/11	11,200	11,099	101

	South African Rand	Sell	7/21/11	11,259	11,350	91

	Swedish Krona	Buy	7/21/11	174	177	(3)

	Swedish Krona	Buy	8/17/11	174	171	3

	Swedish Krona	Sell	7/21/11	174	171	(3)

Putnam VT Absolute Return 500 Fund 15

FORWARD CURRENCY CONTRACTS at 6/30/11 (aggregate face value $24,997,147) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

State Street Bank and Trust Co. cont.

	Swiss Franc	Buy	7/21/11	$77,246	$77,349	$(103)

	Swiss Franc	Buy	8/17/11	77,258	77,567	(309)

	Swiss Franc	Sell	7/21/11	77,246	77,539	293

	Taiwan Dollar	Buy	7/21/11	22,961	23,000	(39)

	Taiwan Dollar	Sell	8/17/11	22,967	23,036	69

	Taiwan Dollar	Sell	7/21/11	22,961	23,011	50

UBS AG

	Australian Dollar	Buy	8/17/11	37,352	37,091	261

	Australian Dollar	Buy	7/21/11	111,370	109,077	2,293

	Australian Dollar	Sell	7/21/11	111,370	110,471	(899)

	Australian Dollar	Sell	8/17/11	73,530	71,702	(1,828)

	Brazilian Real	Buy	8/17/11	67,367	67,206	161

	Brazilian Real	Buy	7/21/11	68,033	66,851	1,182

	Brazilian Real	Sell	7/21/11	68,033	67,604	(429)

	British Pound	Buy	8/17/11	72,107	71,700	407

	British Pound	Buy	7/21/11	72,131	73,719	(1,588)

	British Pound	Sell	7/21/11	72,131	71,728	(403)

	British Pound	Sell	8/17/11	36,616	36,465	(151)

	Canadian Dollar	Buy	8/17/11	207	202	5

	Canadian Dollar	Buy	7/21/11	37,243	36,903	340

	Canadian Dollar	Sell	7/21/11	37,243	36,838	(405)

	Czech Koruna	Buy	8/17/11	10,946	10,897	49

	Czech Koruna	Buy	7/21/11	11,336	11,078	258

	Czech Koruna	Sell	7/21/11	11,336	11,286	(50)

	Euro	Buy	7/21/11	150,796	148,016	2,780

	Euro	Sell	8/17/11	188,388	185,546	(2,842)

	Euro	Sell	7/21/11	150,796	149,613	(1,183)

	Hungarian Forint	Buy	8/17/11	49,552	49,566	(14)

	Hungarian Forint	Buy	7/21/11	49,704	49,930	(226)

	Hungarian Forint	Sell	7/21/11	49,704	49,704	—

	Indian Rupee	Buy	7/21/11	37,180	36,938	242

	Indian Rupee	Sell	7/21/11	37,180	36,999	(181)

	Indian Rupee	Sell	8/17/11	36,999	36,776	(223)

	Japanese Yen	Buy	7/21/11	125,956	125,431	525

	Japanese Yen	Sell	7/21/11	125,956	125,278	(678)

	Japanese Yen	Sell	8/17/11	88,756	88,305	(451)

	Mexican Peso	Buy	8/17/11	27,759	27,669	90

	Mexican Peso	Buy	7/21/11	38,867	38,854	13

	Mexican Peso	Sell	7/21/11	38,867	38,667	(200)

	New Zealand Dollar	Sell	7/21/11	46,458	45,793	(665)

	Norwegian Krone	Buy	8/17/11	37,436	37,550	(114)

	Norwegian Krone	Buy	7/21/11	37,853	37,297	556

	Norwegian Krone	Sell	7/21/11	37,853	37,788	(65)

	Norwegian Krone	Sell	8/17/11	37,788	37,230	(558)

	Polish Zloty	Buy	8/17/11	11,226	11,182	44

	Polish Zloty	Buy	7/21/11	11,257	11,342	(85)

	Polish Zloty	Sell	7/21/11	11,257	11,214	(43)

	Russian Ruble	Buy	8/17/11	11,050	11,034	16

	Russian Ruble	Buy	7/21/11	11,080	11,045	35

	Russian Ruble	Sell	7/21/11	11,080	11,059	(21)

	Singapore Dollar	Buy	7/21/11	11,244	11,231	13

	Singapore Dollar	Sell	7/21/11	11,244	11,173	(71)

16 Putnam VT Absolute Return 500 Fund

FORWARD CURRENCY CONTRACTS at 6/30/11 (aggregate face value $24,997,147) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

UBS AG cont.

	Singapore Dollar	Sell	8/17/11	$11,244	$11,231	$(13)

	South African Rand	Buy	7/21/11	11,495	11,376	119

	South African Rand	Sell	7/21/11	11,289	11,369	80

	South Korean Won	Buy	8/17/11	107,912	106,428	1,484

	South Korean Won	Buy	7/21/11	108,090	106,529	1,561

	South Korean Won	Sell	7/21/11	108,090	106,565	(1,525)

	Swedish Krona	Buy	7/21/11	36,881	37,772	(891)

	Swedish Krona	Sell	7/21/11	36,881	35,846	(1,035)

	Swedish Krona	Sell	8/17/11	506	496	(10)

	Swiss Franc	Buy	7/21/11	39,753	39,700	53

	Swiss Franc	Buy	8/17/11	39,760	39,921	(161)

	Swiss Franc	Sell	7/21/11	39,753	39,909	156

	Taiwan Dollar	Buy	7/21/11	23,525	23,540	(15)

	Taiwan Dollar	Sell	8/17/11	23,532	23,557	25

	Taiwan Dollar	Sell	7/21/11	23,525	23,499	(26)

	Thai Baht	Buy	8/17/11	18,239	18,259	(20)

	Thai Baht	Buy	7/21/11	18,273	18,523	(250)

	Thai Baht	Sell	7/21/11	18,273	18,276	3

	Turkish Lira	Buy	8/17/11	10,742	10,783	(41)

	Turkish Lira	Buy	7/21/11	10,795	11,074	(279)

	Turkish Lira	Sell	7/21/11	10,795	10,836	41

	Turkish Lira	Sell	8/17/11	10,742	10,619	(123)

Westpac Banking Corp.

	Australian Dollar	Buy	7/21/11	37,480	36,505	975

	Australian Dollar	Sell	7/21/11	37,480	37,236	(244)

	Australian Dollar	Sell	8/17/11	37,352	36,383	(969)

	British Pound	Buy	7/21/11	482	480	2

	British Pound	Sell	7/21/11	482	492	10

	British Pound	Sell	8/17/11	482	480	(2)

	Canadian Dollar	Buy	7/21/11	37,451	36,830	621

	Canadian Dollar	Sell	7/21/11	37,451	37,049	(402)

	Canadian Dollar	Sell	8/17/11	311	304	(7)

	Euro	Buy	7/21/11	75,325	73,905	1,420

	Euro	Sell	7/21/11	75,325	74,644	(681)

	Euro	Sell	8/17/11	75,268	73,851	(1,417)

	Japanese Yen	Buy	7/21/11	37,337	37,126	211

	Japanese Yen	Buy	8/17/11	37,343	37,152	191

	Japanese Yen	Sell	7/21/11	37,337	37,145	(192)

	New Zealand Dollar	Buy	7/21/11	11,739	11,573	166

	Norwegian Krone	Buy	7/21/11	38,261	37,708	553

	Norwegian Krone	Sell	7/21/11	38,261	38,227	(34)

	Norwegian Krone	Sell	8/17/11	38,196	37,642	(554)

	Swedish Krona	Buy	8/17/11	35,685	34,989	696

	Swedish Krona	Buy	7/21/11	35,741	36,299	(558)

	Swedish Krona	Sell	7/21/11	35,741	35,038	(703)

	Swiss Franc	Buy	7/21/11	38,920	38,864	56

	Swiss Franc	Buy	8/17/11	38,927	39,080	(153)

	Swiss Franc	Sell	7/21/11	38,920	39,058	138

Total						$(15,347)

Putnam VT Absolute Return 500 Fund 17

FUTURES CONTRACTS
OUTSTANDING				Unrealized
at 6/30/11	Number of		Expiration	appreciation/
(Unaudited)	contracts	Value	date	(depreciation)

S&P Mid Cap 400 Index
E-Mini (Long)	4	$390,600	Sep-11	$15,673

U.S. Treasury Bond 10 yr
(Long)	6	733,969	Sep-11	(8,136)

U.S. Treasury Bond 10 yr
(Long)	2	244,656	Sep-11	(1,848)

U.S. Treasury Note 5 yr
(Short)	4	476,781	Sep-11	1,407

U.S. Treasury Note 2 yr
(Short)	4	877,375	Sep-11	633

Total				$7,729

	Contract
WRITTEN OPTIONS OUTSTANDING	amount/
at 6/30/11 (premiums received	number of	Expiration date/
$209,354) (Unaudited)	contracts	strike price	Value

SPDR S&P 500 ETF Trust (Call)	17,460	Jul-11/$133.00	$14,789

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 4.61% versus the three
month USD-LIBOR-BBA maturing
June 24, 2021.	$468,449	Jun-16/4.61	17,164

Option on an interest rate swap with
Citibank, N.A. for the obligation to
receive a fixed rate of 4.61% versus
the three month USD-LIBOR-BBA
maturing June 24, 2021.	468,449	Jun-16/4.61	19,989

Option on an interest rate swap
with Goldman Sachs International
for the obligation to pay a fixed
rate of 4.77% versus the three
month USD-LIBOR-BBA maturing
June 14, 2026.	212,304	Jun-16/4.77	13,280

Option on an interest rate swap
with Goldman Sachs International
for the obligation to receive a fixed
rate of 4.77% versus the three
month USD-LIBOR-BBA maturing
June 14, 2026.	212,304	Jun-16/4.77	15,666

	Contract
WRITTEN OPTIONS OUTSTANDING	amount/
at 6/30/11 (premiums received	number of	Expiration date/
$209,354) (Unaudited) cont.	contracts	strike price	Value

Option on an interest rate swap with
Barclay’s Bank PLC for the obligation
to pay a fixed rate of 4.78% versus
the three month USD-LIBOR-BBA
maturing June 14, 2026.	$930,341	Jun-16/$4.78	$58,528

Option on an interest rate swap with
Barclay’s Bank PLC for the obligation
to receive a fixed rate of 4.78% versus
the three month USD-LIBOR-BBA
maturing June 14, 2026.	930,341	Jun-16/4.78	68,324

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 4.815% versus the three
month USD-LIBOR-BBA maturing
June 10, 2026.	61,726	Jun-16/4.815	3,964

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 4.815% versus the three
month USD-LIBOR-BBA maturing
June 10, 2026.	61,726	Jun-16/4.815	4,455

Total			$216,159

TBA SALE COMMITMENTS OUTSTANDING
at 6/30/11 (proceeds received	Principal	Settlement
$8,122,773) (Unaudited)	amount	date	Value

FNMA, 4 1/2s, July 1, 2041	$1,000,000	7-14-11	$1,034,609

FNMA, 4s, July 1, 2041	7,000,000	7-14-11	7,000,000

Total			$8,034,609

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/11 (Unaudited)

		Upfront				Unrealized
Swap	Notional	premium	Termination	Payments made by	Payments received by	appreciation/
counterparty	amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC
	$140,000	$—	6/14/20	2.90125%	3 month USD-LIBOR-BBA	$1,961

	590,100	(1,210)	6/17/21	3 month USD-LIBOR-BBA	3.2%	(3,258)

	300,000	—	6/20/16	1.8125%	3 month USD-LIBOR-BBA	2,544

	23,000	—	6/20/21	3 month USD-LIBOR-BBA	3.104%	(284)

	59,000	—	6/20/21	3 month USD-LIBOR-BBA	3.093%	(785)

	17,000	—	6/23/20	2.955%	3 month USD-LIBOR-BBA	181

	709,200	—	6/24/21	3.103%	3 month USD-LIBOR-BBA	9,102

	2,565,000	—	6/28/13	0.628%	3 month USD-LIBOR-BBA	2,791

	381,000	—	6/28/21	3 month USD-LIBOR-BBA	3.042%	(7,116)

	124,000	—	6/28/41	3.885%	3 month USD-LIBOR-BBA	4,033

	30,000	—	6/28/41	3 month USD-LIBOR-BBA	3.88%	(1,003)

	100,000	—	6/28/20	2.855%	3 month USD-LIBOR-BBA	1,935

	290,000	—	6/29/20	2.841084%	3 month USD-LIBOR-BBA	5,918

	100,000	—	6/29/14	3 month USD-LIBOR-BBA	3.85488%	(3,767)

18 Putnam VT Absolute Return 500 Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/11 (Unaudited) cont.

		Upfront				Unrealized
Swap	Notional	premium	Termination	Payments made by	Payments received by	appreciation/
counterparty	amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC cont.
	$100,000	$—	6/29/13	3 month USD-LIBOR-BBA	0.6425%	$(79)

	200,000	—	6/30/13	0.66%	3 month USD-LIBOR-BBA	91

	100,000	—	6/30/20	0.66%	3 month USD-LIBOR-BBA	1,717

	200,000	—	6/30/14	3 month USD-LIBOR-BBA	3.92%	(5,238)

Citibank, N.A.
	32,090	—	6/14/20	2.905%	3 month USD-LIBOR-BBA	440

	5,487	—	6/23/21	3 month USD-LIBOR-BBA	3.12625%	(59)

	9,208	—	6/29/21	3 month USD-LIBOR-BBA	3.05375%	(162)

Deutsche Bank AG
	65,749	—	6/24/20	2.92%	3 month USD-LIBOR-BBA	894

	176,000	—	7/1/16	3 month USD-LIBOR-BBA	1.955%	(482)

Goldman Sachs International
	240,000	—	6/8/18	2.52375%	3 month USD-LIBOR-BBA	1,572

	106,000	—	6/13/21	3 month USD-LIBOR-BBA	3.083%	(1,418)

	35,000	—	6/20/21	3 month USD-LIBOR-BBA	3.075%	(521)

	106,000	—	7/1/41	4.02625%	3 month USD-LIBOR-BBA	832

	243,000	—	7/1/14	3 month USD-LIBOR-BBA	1.105%	(129)

	293,000	—	7/1/16	3 month USD-LIBOR-BBA	1.9625%	(694)

JPMorgan Chase Bank, N.A.
	2,256,000	—	6/7/13	0.649%	3 month USD-LIBOR-BBA	19

	82,000	—	6/7/41	3 month USD-LIBOR-BBA	4.005%	(735)

	451,400	—	7/5/16	1.9375%	3 month USD-LIBOR-BBA	—

Total						$8,300

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/11 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap	Notional	premium	Termination	received (paid) by	received by or	appreciation/
counterparty	amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Barclays Bank PLC
	$189,135	$—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	$1,411
					30 year Fannie Mae pools

	1,103,412	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	8,230
					30 year Fannie Mae pools

	46,349	232	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	552
					30 year Fannie Mae pools

	115,873	597	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	1,398
					30 year Fannie Mae pools

	69,524	424	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	904
					30 year Fannie Mae pools

Citibank, N.A.
baskets	3,956	—	6/7/12	(3 month USD-LIBOR-BBA)	A basket (CGPUTSB5) of	(22,075)
					common stocks

Credit Suisse International
	$1,070,896	(2,845)	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50%	(4,036)
					30 year Ginnie Mae II pools

Goldman Sachs International
baskets	5,527	—	6/28/12	(1 month USD-LIBOR-BBA)	A basket (GSCBPCSL) of	22,233
					common stocks

baskets	6,059	—	6/28/12	1 month USD-LIBOR-BBA	A basket (GSCBPINS) of	(20,498)
					common stocks

shares	1,992	—	5/2/12	(1 month USD-LIBOR-BBA)	iShares MSCI Emerging	(1,007)
					Markets Index

Putnam VT Absolute Return 500 Fund 19

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/11 (Unaudited) cont.

		Upfront		Fixed payments	Total return	Unrealized
Swap	Notional	premium	Termination	received (paid) by	received by or	appreciation/
counterparty	amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

UBS, AG
	$1,148	$—	5/24/12	3 month USD-LIBOR-BBA	MSCI Daily Total Return Net	$(10,998)
				minus 0.35%	USD Index

baskets	4,880 F	—	5/23/12	(3 month USD-LIBOR-BBA	A basket (UBSEMBSK) of	8,586
				plus 0.60%)	common stocks

Total						$(15,300)

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (“ASC 820”) based on the securities’ valuation inputs.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/11 (Unaudited)

					Fixed payments	Unrealized
Swap counterparty /		Upfront premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	date	fund per annum	(depreciation)

Credit Suisse International
Belgium Government International Bond, 3.8s, 6/4/12	—	$(5,118)	$250,000	6/20/16	(100 bp)	$(264)

Goldman Sachs International
DJ CDX NA IG Series 16 Index	BBB+	(9,020)	1,750,000	6/20/16	100 bp	(1,852)

JPMorgan Chase Bank, N.A.
DJ CDX NA HY Series 16 Version 1 Index	B+	(31,875)	1,000,000	6/20/16	500 bp	(14,527)

Total						$(16,643)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2011.

20 Putnam VT Absolute Return 500 Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 — Valuations based on quoted prices for identical securities in active markets.

Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$69,079	$—	$—

Capital goods	109,230	—	—

Communication services	76,232	—	—

Conglomerates	11,809	—	—

Consumer cyclicals	309,921	—	—

Consumer staples	262,637	—	—

Energy	265,013	—	—

Financials	290,936	—	—

Health care	252,178	—	—

Technology	427,645	—	—

Transportation	66,439	—	—

Utilities and power	85,246	—	—

Total common stocks	2,226,365	—	—

Commodity linked notes	—	301,908	—

Investment Companies	26,526	—	—

Mortgage-backed securities	—	1,410,963	—

Purchased options outstanding	—	72,096	—

U.S. Government and Agency Mortgage Obligations	—	8,034,609

Short-term investments	993,118	4,998,097	—

Totals by level	$3,246,009	$14,817,673	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(15,347)	$—

Futures contracts	7,729	—	—

Written options	—	(216,159)	—

TBA sale commitments	—	(8,034,609)	—

Interest rate swap contracts	—	9,510	—

Total return swap contracts	—	(13,708)	—

Credit default contracts	—	29,370	—

Totals by level	$7,729	$(8,240,943)	$—

The accompanying notes are an integral part of these financial statements.

Putnam VT Absolute Return 500 Fund 21

Statement of assets and liabilities
6/30/11 (Unaudited)

Assets

Investment in securities, at value, (Note 1):

Unaffiliated issuers (identified cost $17,189,584)	$17,070,564

Affiliated issuers (identified cost $993,118) (Notes 1 and 7)	993,118

Dividends, interest and other receivables	12,670

Receivable for investments sold	182,561

Receivable for sales of delayed delivery securities (Note 1)	8,134,510

Receivable for variation margin (Note 1)	10,139

Premium paid on swap contracts (Note 1)	50,068

Unrealized appreciation on swap contracts (Note 1)	77,344

Unrealized appreciation on forward currency contracts (Note 1)	120,284

Unamortized offering costs (Note 1)	15,211

Receivable from Manager (Note 2)	27,239

Total assets	26,693,708

Liabilities

Payable to custodian (Note 2)	43

Payable for investments purchased	91,510

Payable for purchases of delayed delivery securities (Note 1)	8,131,072

Payable for shares of the fund repurchased	8

Payable for investor servicing fees (Note 2)	828

Payable for custodian fees (Note 2)	3,776

Payable for Trustee compensation and expenses (Note 2)	364

Payable for administrative services (Note 2)	34

Payable for distribution fees (Note 2)	28

Payable for auditing fees	20,968

Payable for offering costs (Note 1)	10,811

Interest payable for short sales (Note 1)	11,736

Unrealized depreciation on forward currency contracts (Note 1)	135,631

Written options outstanding, at value (premiums received $209,354)
(Notes 1 and 3)	216,159

Premium received on swap contracts (Note 1)	1,253

Unrealized depreciation on swap contracts (Note 1)	100,987

TBA sale commitments, at value (proceeds receivable $8,122,773)
(Note 1)	8,034,609

Other accrued expenses	4,862

Total liabilities	16,764,679

Net assets	$9,929,029

Represented by

Paid-in capital (Unlimited shares authorized) (Notes 1, 4 and 6)	$10,050,796

Accumulated net investment income (Note 1)	207

Accumulated net realized loss on investments and foreign currency
transactions (Note 1)	(53,051)

Net unrealized depreciation of investments and assets and liabilities
in foreign currencies	(68,923)

Total — Representing net assets applicable
to capital shares outstanding	$9,929,029

Computation of net asset value Class IA

Net assets	$9,779,629

Number of shares outstanding	990,000

Net asset value, offering price and redemption price per share
(net assets divided by number of shares outstanding)	$9.88

Computation of net asset value Class IB

Net assets	$149,400

Number of shares outstanding	15,130

Net asset value, offering price and redemption price per share
(net assets divided by number of shares outstanding)	$9.87

Statement of operations
For the period 5/2/11 to 6/30/11 (Unaudited)

Investment income

Dividends	$9,181

Interest (including interest income of $390 from investments in
affiliated issuers) (Note 7)	6,680

Total investment income	15,861

Expenses

Compensation of Manager (Note 2)	12,072

Investor servicing fees (Note 2)	1,660

Custodian fees (Note 2)	3,780

Trustee compensation and expenses (Note 2)	352

Administrative services (Note 2)	41

Distribution fees — Class IB (Note 2)	49

Amortization of offering costs (Note 1)	3,082

Reports to shareholders	4,190

Auditing	20,086

Other	1,436

Fees waived and reimbursed by Manager (Note 2)	(31,805)

Total expenses	14,943

Expense reduction (Note 2)	(4)

Net expenses	14,939

Net investment income	922

Net realized loss on investments (Notes 1 and 3)	(946)

Net realized loss on swap contracts (Note 1)	(4,954)

Net realized loss on futures contracts (Note 1)	(5,209)

Net realized loss on foreign currency transactions (Note 1)	(44,649)

Net realized gain on written options (Notes 1 and 3)	2,707

Net unrealized depreciation of assets and liabilities in foreign currencies
during the period	(13,082)

Net unrealized depreciation of investments, futures contracts, swap contracts, written options, and TBA sale commitments
during the period	(59,468)

Net loss on investments	(125,601)

Net decrease in net assets resulting from operations	$(124,679)

The accompanying notes are an integral part of these financial statements.

22 Putnam VT Absolute Return 500 Fund

Statement of changes in net assets

For the period 5/2/11
to 6/30/11*

Decrease in net assets

Operations:

Net investment income	$922

Net realized loss on investments
and foreign currency transactions	(53,051)

Net unrealized depreciation of
investments and assets and liabilities
in foreign currencies	(72,550)

Net decrease in net assets resulting
from operations	(124,679)

Increase from capital share transactions (Note 4)	50,796

Total decrease in net assets	(73,883)

Net assets:

Beginning of period (Note 6)	10,002,912

End of period (including undistributed net
investment income of $207)	$9,929,029

* Unaudited.

The accompanying notes are an integral part of these financial statements.

Putnam VT Absolute Return 500 Fund 23

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:							RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c,d,e]	Ratio of net investment income (loss) to average net assets (%)[e]	Portfolio turnover (%)[f]

Class IA

6/30/11**†	$10.00	—	(.12)	(.12)	$9.88	(1.20)*	$9,780	.15*	.01*	8*

Class IB

6/30/11**†	$10.00	—	(.13)	(.13)	$9.87	(1.30)*	$149	.19*	(.02)*	8*

* Not annualized.

**Unaudited.

† For the period May 2, 2011 to June 30, 2011.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset arrangements (Note 2).

e Reflects an involuntary contractual limitation in effect during the period. As a result of such limitation and/or waiver, the expenses of each class reflect a reduction of 0.32% as a percentage of average net assets.

f Portfolio turnover excludes dollar roll transactions.

The accompanying notes are an integral part of these financial statements.

24 Putnam VT Absolute Return 500 Fund

Notes to financial statements 6/30/11 (Unaudited)

Note 1 — Significant accounting policies

Putnam VT Absolute Return 500 Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund seeks to earn a positive total return that exceeds the rate of inflation by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions. The fund seeks to earn a positive total return that exceeds, by a particular amount, the rate of inflation, as reflected by the return of the BofA Merrill Lynch U.S. Treasury Bill Index. The index tracks the performance of U.S. dollar denominated U.S. Treasury bills, which represent obligations of the U.S. Government having a maturity of one year or less, and is intended as an approximate measure of the rate of inflation. While the fund seeks returns in excess of the BofA Merrill Lynch U.S. Treasury Bill Index, an investment in the fund is not the same as an investment in the BofA Merrill Lynch U.S. Treasury Bill Index. An investment in U.S. Treasury bills, which are supported by the full faith and credit of the U.S. Government, is generally considered a risk free investment. Investing in the fund, however, does involve certain risks, including the risk of loss. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

The financial statements present information for the period May 2, 2011 (the first business day after effective date of registration of the fund with the Securities and Exchange Commission) through June 30, 2011. Financial information for the period prior to May 2, 2011 is discussed in Note 6.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2. The fund began offering class IA and IB shares on May 2, 2011.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Unless otherwise noted, the “reporting period” represents the period from May 2, 2011 through June 30, 2011.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management,  LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

B) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified  cost basis. Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

C) Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are

Putnam VT Absolute Return 500 Fund 25

slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

D) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments. The fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

E) Futures contracts The fund uses futures contracts to hedge interest rate risk, to gain exposure to interest rates, to hedge prepayment risk, and to manage exposure to market risk. The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio. Outstanding number of contracts on futures contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

F) Options contracts The fund uses options contracts to hedge duration, convexity and prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, and to generate additional income for the portfolio. The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio. See Note 3 for the volume of written options contracts activity for the reporting period. Outstanding contracts on purchased options contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

G) Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk, and to gain exposure on currency. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio. Outstanding contracts on forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

H) Total return swap contracts The fund entered into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to manage exposure to credit risk, and to gain exposure to specific markets/countries, to gain exposure to specific sectors/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. Outstanding notional amount on total return swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

I) Interest rate swap contracts The fund entered into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates, and to hedge prepayment risk. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Interest rate swap contracts outstanding

26 Putnam VT Absolute Return 500 Fund

at period end, if any, are listed after the fund’s portfolio. Outstanding notional amount on interest rate swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

J) Credit default contracts The fund entered into credit default contracts to hedge credit risk and market risk, and to gain exposure on individual names and/or baskets of securities. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio. Outstanding notional amount on credit default swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

K) Master agreements The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $176,616 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $109,978.

L) TBA purchase commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

M) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

N) Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

O) Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the Securities and Exchange Commission (the SEC). This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

P) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior periods remains subject to examination by the Internal Revenue Service.

Putnam VT Absolute Return 500 Fund 27

The aggregate identified cost on a tax basis is $18,182,702, resulting in gross unrealized appreciation and depreciation of $148,700 and $267,720, respectively, or net unrealized depreciation of $119,020.

Q) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

R) Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

S) Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 99.5% of the fund is owned by accounts of one group of insurance companies.

T) Offering costs The offering costs of $18,445 are being fully amortized on a straight-line basis over a twelve-month period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee, computed and paid monthly, (based on the fund’s average net assets, excluding assets that are invested in other Putnam funds, except Putnam Money Market Liquidity Fund or any other Putnam funds that do not charge a management fee) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.880%	of the first $5 billion,
0.830%	of the next $5 billion,
0.780%	of the next $10 billion,
0.730%	of the next $10 billion,
0.680%	of the next $50 billion,
0.660%	of the next $50 billion,
0.650%	of the next $100 billion,
0.645%	of any excess thereafter.

Putnam Management has agreed to waive fees (and, to the extent necessary, bear other expenses) of the fund through April 30, 2012, to the extent that expenses of the fund (excluding brokerage, interest, taxes, investment-related expenses, such as borrowing costs, payments under distribution plans, and extraordinary expenses and acquired fund fees and expenses) would exceed an annual rate of 0.90% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $29,657 as a result of this limit.

Putnam Management has also contractually agreed, through June 30, 2012, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets, over such fiscal year-to-date period. During the reporting period, the fund’s expenses were reduced by $2,148 as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. Putnam Management or PIL, as applicable, pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.10% of the fund’s average net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $4 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which no monies, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares.

Note 3 — Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $10,105,827 and $236,611, respectively. There were no purchases or proceeds from sales of long-term U.S. government securities.

28 Putnam VT Absolute Return 500 Fund

Written option transactions during the reporting period are summarized as follows:

	Written swap option	Written swap option	Written equity option	Written equity option
	contract amounts	premiums received	contract amounts	premiums received

Written options outstanding at the
beginning of the reporting period	$—	$—	$16,944	$1,849

Options opened	3,345,640	203,271	34,637	6,941

Options exercised	—	—	—	—

Options expired	—	—	(34,121)	(2,707)

Options closed	—	—	—	—

Written options outstanding at the
end of the reporting period	$3,345,640	$203,271	17,460	$6,083

Note 4 — Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

	Class IA shares		Class IB shares
	For the period 5/2/11 to 6/30/11		For the period 5/2/11 to 6/30/11

	Shares	Amount	Shares	Amount

Shares sold	—	$—	5,131	$50,804

Shares issued in connection with
reinvestment of distributions	—	—	—	—

	—	—	5,131	50,804

Shares repurchased	—	—	(1)	(8)

Net increase	—	$—	5,130	$50,796

At the close of the reporting period, Putnam Investments, LLC owned the following class shares of the fund:

	Shares owned	Percentage of ownership	Value

Class IA	990,000	100.0%	$9,779,629

Class IB	10,000	66.1	98,700

Note 5 — Summary of derivative activity

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

Market values of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not accounted
for as hedging instruments	Statement of assets and		Statement of assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Credit contracts	Receivables	$29,370	Payables	$—

Foreign exchange contracts	Receivables	120,284	Payables	135,631

Equity contracts	Investments, Receivables, Net assets —		Payables, Net assets — Unrealized
	Unrealized appreciation/(depreciation)	64,067*	appreciation/(depreciation)	69,367

Interest rate contracts	Receivables, Net assets — Unrealized		Payables, Net assets — Unrealized
	appreciation/(depreciation)	101,833*	appreciation/(depreciation)	237,065*

Total		$315,554		$442,063

* Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted
for as hedging instruments
under ASC 815	Options	Futures	Swaps	Total

Credit contracts	$—	$—	$9,375	$9,375

Equity contracts	2,325	(4,496)	(7,208)	$(9,379)

Interest rate contracts	—	(713)	(7,121)	$(7,834)

Total	$2,325	$(5,209)	$(4,954)	$(7,838)

Putnam VT Absolute Return 500 Fund 29

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted
for as hedging instruments			Forward currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$(20,293)	$(20,293)

Foreign exchange contracts	—	—	(13,081)	—	(13,081)

Equity contracts	(20,384)	1,407	—	(20,627)	(39,604)

Interest rate contracts	1,950	6,322	—	16,759	25,031

Total	$(18,434)	$7,729	$(13,081)	$(24,161)	$(47,947)

Note 6 — Initial capitalization and offering of shares

The fund was established as a series of the Trust on April 28, 2011. Prior to April 28, 2011, the fund had no operations other than those related to organizational matters, including as noted below, the initial capital contributions by Putnam Investments, LLC and issuance of shares:

	Capital contribution	Shares issued

Class IA	$9,900,000	990,000

Class IB	$100,000	10,000

From April 28, 2011 (commencement of operations) to April 29, 2011, the fund began carrying out its investment objective with the initial capital contribution. During this period the fund had $715 of net investment loss, $0 of net realized gains, and $3,627 of net unrealized appreciation on investments. The net assets at April 29, 2011 were $10,002,912. Effective April 30, 2011 the fund was registered under the Securities Act of 1933.

Note 7 — Investment in Putnam Money Market Liquidity Fund

The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income in the Statement of operations and totaled $390 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $10,261,324 and $9,268,206, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

Note 8 — Market and credit risk

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default.

30 Putnam VT Absolute Return 500 Fund

Trustee approval of management contract

General conclusions

In February 2011, the Putnam funds’ Board of Trustees, which oversees the management of each Putnam fund, approved, for an initial term ending June 30, 2011, your fund’s management contract with Putnam Investment Management (“Putnam Management”), the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”), and the sub-advisory contract among Putnam Management, PIL, and another affiliate, Putnam Advisory Company (“PAC”). In June 2011, the Board of Trustees also approved the continuance of your fund’s management, sub-management and sub-advisory contracts as part of the Board’s annual review of the management, sub-management and sub-advisory contracts, as applicable, of all Putnam funds.

The Board of Trustees, with the assistance of its Contract Committee which consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended) of the Putnam funds (“Independent Trustees”), requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its February 2011 initial approval of your fund’s initial management contract and in connection with its June 2011 annual contract review. In February 2011 and over the course of several months ending in June 2011, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session to consider the information that Putnam Management provided and other information developed with the Board’s independent counsel and independent staff. The Contract Committee reviewed and discussed key aspects of this information with all of the Independent Trustees. On February 4, 2011, the Contract Committee recommended, and the Independent Trustees approved, the initial execution of your fund’s management, sub-management and sub-advisory contracts, and at the Trustees’ June 17, 2011, meeting, the Contract Committee recommended, and the independent Trustees approved, the continuance of these contracts effective July 1, 2011. (Because PIL and PAC are affiliates of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL and PAC, the Trustees have not evaluated PIL or PAC as separate entities, and all subsequent references to Putnam Management below should be deemed to include reference to PIL and PAC as necessary or appropriate in the context.)

The Independent Trustees’ February 2011 initial approval of your fund’s management, sub-management and sub-advisory contracts and their June 2011 approval of the continuance of these contracts was based on the following conclusions:

• That the proposed fee schedule for your fund represented reasonable compensation in light of the nature and quality of the services to be provided to the fund, the fees paid by competitive funds, and the costs expected to be incurred by Putnam Management in providing services, and

• That the proposed fee schedule represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at anticipated asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years.

Management fee schedules and total expenses

The Trustees considered the management fee schedule for your fund, including fee levels and breakpoints. The Trustees considered Putnam Management’s representation that investment research and portfolio management for your fund would be particularly labor-intensive, given the breadth of your fund’s investment universe and your fund’s goal of absolute total return. The Trustees further considered that the fee schedule had been developed under the framework of the fee schedules of other Putnam funds, which had been carefully developed over the years, re-examined on many occasions and adjusted where appropriate. The Trustees also focused on the competitiveness of the projected total expense ratio of your fund.

Your fund has the benefit of breakpoints in its management fee that provide shareholders with significant economies of scale in the form of reduced fee levels as assets under management in the Putnam family of funds increase. The Contract Committee observed that the complex-wide breakpoints of the open-end funds had only been in place for a short while, and the Trustees will examine the operation of this new breakpoint structure in future years in light of further experience.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio (except for your fund, which had only recently commenced operations) during their annual contract review. In order to ensure that expenses of the Putnam funds continue to meet evolving competitive standards, the Trustees and Putnam Management agreed in 2009 to implement certain expense limitations. These expense limitations serve in particular to maintain competitive expense levels for funds with large numbers of small shareholder accounts and funds with relatively small net assets. Most funds had sufficiently low expenses that these expense limitations did not apply. Because your fund was not yet operational during the time period considered by the Trustees, the Trustees did not consider the effect these limitations may have had on your fund’s expenses. The expense limitations were: (i) a contractual expense limitation applicable to all retail open-end funds of 37.5 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to all open-end funds of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, investor servicing fees, distribution fees, investment-related expenses, interest, taxes, brokerage commissions and extraordinary expenses). Putnam Management’s support for these expense limitations was an important factor in the Trustees’ decision to approve the initial execution of your fund’s management, sub-management and sub-advisory contracts, and to approve the continuance of these contracts.

Putnam VT Absolute Return 500 Fund 31

In connection with their annual review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund (except for your fund, which had only recently commenced operations), the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing of such economies of scale as may exist in the management of the funds at that time.

The information examined by the Trustees as part of their annual contract review for the Putnam funds has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, and the like. This information included comparisons of those fees with fees charged to the funds, as well as an assessment of the differences in the services provided to these different types of clients. The Trustees observed that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect historical competitive forces operating in separate markets. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its institutional clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of several investment oversight committees of the Trustees, which met on a regular basis with the funds’ portfolio teams and with the Chief Investment Officer and other members of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. The Trustees considered the investment performance of each fund over multiple time periods (except for your fund, which had only recently commenced operations) and considered information comparing each fund’s performance with various benchmarks and with the performance of competitive funds.

The Committee noted the substantial improvement in the performance of most Putnam funds during the 2009–2010 period and Putnam Management’s ongoing efforts to strengthen its investment personnel and processes. The Committee also noted the disappointing investment performance of some funds for periods ended December 31, 2010 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these efforts and to evaluate whether additional actions to address areas of underperformance are warranted.

Because your fund was not yet operational during the time periods considered by the Trustees, the Trustees did not consider your fund’s recent performance in connection with their consideration of your fund’s management, sub-management and sub-advisory contracts.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft-dollar credits acquired through these means are used primarily to supplement Putnam Management’s internal research efforts. However, the Trustees noted that a portion of available soft-dollar credits continues to be allocated to the payment of fund expenses. The Trustees indicated their continued intent to monitor regulatory developments in this area with the assistance of their Brokerage Committee and also indicated their continued intent to monitor the potential benefits associated with fund brokerage and soft-dollar allocations and trends in industry practices to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the February 2011 initial review of your fund’s management contract and with its June 2011 annual contract review, the Trustees reviewed your fund’s investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”) and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are reasonable in relation to the nature and quality of such services.

32 Putnam VT Absolute Return 500 Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2011, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the public reference room.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investor Services, Inc.	Jameson A. Baxter, Chair
One Post Office Square	Mailing address:	Ravi Akhoury
Boston, MA 02109	P.O. Box 8383	Barbara M. Baumann
	Boston, MA 02266-8383	Charles B. Curtis
Investment Sub-Manager	1-800-225-1581	Robert J. Darretta
Putnam Investments Limited		John A. Hill
57–59 St James’s Street	Custodian	Paul L. Joskow
London, England SW1A 1LD	State Street Bank and Trust Company	Kenneth R. Leibler
Robert E. Patterson
Marketing Services	Legal Counsel	George Putnam, III
Putnam Retail Management	Ropes & Gray LLP	Robert L. Reynolds
One Post Office Square		W. Thomas Stephens
Boston, MA 02109

Putnam VT Absolute Return 500 Fund 33

This report has been prepared for the shareholders	H000
of Putnam VT Absolute Return 500 Fund.	268683 8/11

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

Putnam Variable Trust

By (Signature and Title):

/s/Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: August 26, 2011

By (Signature and Title):

/s/Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: August 26, 2011